Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit for the tax deductions from option exercises	$ 100,000	$ 2,200,000	$ 1,300,000
Share-based compensation expense	$ 49,507,000	38,391,000	40,936,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance achievement, percentage of granted shares (up to)	200.00%
Share-based payment arrangements | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 200,000	$ 14,400,000	$ 6,500,000
Unrecognized share-based compensation expense, options	$ 0
Options exercisable (in shares)	9	18	400
Weighted average exercise price of exercisable options (in USD per share)	$ 18.68	$ 17.79	$ 19.28
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 0
Pre-vesting forfeitures percentage	6.90%
Unrecognized share-based compensation expense related to employee stock option awards	$ 79,700,000
Unrecognized share-based compensation expense recognized weighted average period, years	1 year 6 months 29 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 45.49	$ 48.77	$ 36.92
Total fair value of restricted stock units	$ 55,800,000	$ 52,600,000	$ 29,300,000
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	11,800